Financial Instruments And Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 USD ($)
Interest Rate Derivatives [Abstract]
Number of interest rate swaps agreements	0	0
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to Depreciation and amortization	$ 0	$ (110)	$ (466)
Gain / (Loss) on interest rate swaps	$ 0	403	(11,601)
Cash flow hedge realized
Interest Rate Derivatives [Abstract]
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income / loss				$ (16,463)
Cash flow hedge unrealized
Interest Rate Derivatives [Abstract]
Gain / (Loss) on interest rate swaps		$ 2,193	$ 10,848